Outstanding and Exercisable Share Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Range Exercise Price Minimum	$ 11.00
Options Outstanding Number of Shares	2,973,788
Options Outstanding Weighted Average Remaining Contractual Life	4 years 6 months 7 days
Options Outstanding Weighted Average Exercise Price	$ 24.20
Options Exercisable Number of Shares	1,505,707
Options Exercisable Weighted Average Exercise Price	$ 24.92
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 11.00
Options Outstanding Number of Shares	24,140
Options Outstanding Weighted Average Remaining Contractual Life	1 month 2 days
Options Outstanding Weighted Average Exercise Price	$ 11.00
Options Exercisable Number of Shares	24,140
Options Exercisable Weighted Average Exercise Price	$ 11.00
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.47
Options Outstanding Number of Shares	180
Options Outstanding Weighted Average Remaining Contractual Life	3 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 15.47
Options Exercisable Weighted Average Exercise Price	$ 15.47
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	50,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	40,000
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	5 years 9 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Number of Shares	60,000
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	30,000
Options Outstanding Weighted Average Remaining Contractual Life	5 years 10 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares	12,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.00
Options Outstanding Number of Shares	24,000
Options Outstanding Weighted Average Remaining Contractual Life	9 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 18.00
Options Exercisable Number of Shares	24,000
Options Exercisable Weighted Average Exercise Price	$ 18.00
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	6,600
Options Outstanding Weighted Average Remaining Contractual Life	2 years 10 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	6,600
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	15,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 9 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Number of Shares	1,800
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 10 months 13 days
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	457,871
Options Outstanding Weighted Average Remaining Contractual Life	5 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	177,987
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares	162,000
Options Outstanding Weighted Average Remaining Contractual Life	6 years 1 month 21 days
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Number of Shares	20,400
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	231,751
Options Outstanding Weighted Average Remaining Contractual Life	1 year 1 month 13 days
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	231,751
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.10
Options Outstanding Number of Shares	400
Options Outstanding Weighted Average Remaining Contractual Life	3 years 6 months 22 days
Options Outstanding Weighted Average Exercise Price	$ 22.10
Options Exercisable Weighted Average Exercise Price	$ 22.10
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	233,927
Options Outstanding Weighted Average Remaining Contractual Life	3 years 1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	155,161
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.30
Options Outstanding Number of Shares	475,333
Options Outstanding Weighted Average Remaining Contractual Life	6 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 22.30
Options Exercisable Number of Shares	82,326
Options Exercisable Weighted Average Exercise Price	$ 22.30
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares	8,900
Options Outstanding Weighted Average Remaining Contractual Life	6 years 6 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Number of Shares	1,780
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	100,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Number of Shares	100,000
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	343,677
Options Outstanding Weighted Average Remaining Contractual Life	4 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	172,209
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares	1,440
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares	7,650
Options Outstanding Weighted Average Remaining Contractual Life	6 years 8 months 12 days
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Number of Shares	4,090
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	3,000
Options Outstanding Weighted Average Remaining Contractual Life	4 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	1,800
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 31.49
Options Outstanding Number of Shares	12,450
Options Outstanding Weighted Average Remaining Contractual Life	7 years 1 month 28 days
Options Outstanding Weighted Average Exercise Price	$ 31.49
Options Exercisable Weighted Average Exercise Price	$ 31.49
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 32.37
Options Outstanding Number of Shares	200,203
Options Outstanding Weighted Average Remaining Contractual Life	7 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 32.37
Options Exercisable Number of Shares	2,500
Options Exercisable Weighted Average Exercise Price	$ 32.37
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	377,523
Options Outstanding Weighted Average Remaining Contractual Life	2 years 1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	377,523
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.05
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 4 months 24 days
Options Outstanding Weighted Average Exercise Price	$ 36.05
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 36.05
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.22
Options Outstanding Number of Shares	37,483
Options Outstanding Weighted Average Remaining Contractual Life	7 years 5 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 36.22
Options Exercisable Weighted Average Exercise Price	$ 36.22
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 37.90
Options Outstanding Number of Shares	10,300
Options Outstanding Weighted Average Remaining Contractual Life	7 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 37.90
Options Exercisable Weighted Average Exercise Price	$ 37.90
Range 28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 8 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	1,000
Options Exercisable Weighted Average Exercise Price	$ 41.25